Stock-Based Compensation (Details 2) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Balance at beginning	45,001	55,000
Granted	265,000	10,000
Vested	(35,833)	(19,999)
Forfeited or Canceled	(6,667)
Balance at ending	267,501	45,001	55,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Balance at beginning	$ 0.86	$ 0.86
Granted	0.57	0.88	$ 0.65
Vested	(0.68)	(0.86)
Forfeited or Canceled	(1.28)
Balance at ending	$ 0.60	$ 0.86	$ 0.86